Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
39.1Non-binding Memorandum of Understanding
In January 2025, the Company signed a non-binding memorandum of understanding (“MoU”) with Abra Group Limited (“Abra”) aligning the terms and conditions for the potential business combination between Azul and Gol Linhas Aéreas Inteligentes S.A. (“Gol”).
The MoU understands about the governance of the combined entity and reinforces their interest in continuing negotiations on a proposed share exchange ratio and other conditions. If the transaction is implemented, Azul and Gol will keep their operating certificates segregated under a single listed entity.
The closing of the transaction is subject to Abra and Azul agreeing on economic terms of the transaction, the satisfactory completion of due diligence, entering into definitive agreements, obtaining corporate and regulatory approvals (including from the Brazilian antitrust authorities), satisfaction of customary closing conditions the consummation of Gol’s Chapter 11 plan of reorganization and receipt by Abra of consideration thereunder.
39.2Restructuring
In January 2025, the Company completed the restructuring of its obligations with substantially all bondholders, lessors and OEMs, and the closing of offering of Superpriority Notes (“Superpriority Notes”) issued by Azul Secured Finance LLP, together with exchange offers.
The comprehensive restructuring and recapitalization included a structured financing plan, focused on improving liquidity and cash generation, and reducing leverage, with almost US$1.6 billion in debt, with an additional US$525 million principal amount of capital raised, as summarized below:
39.2.1.Restructuring with Lessors, OEMs and Other Suppliers
The restructuring with lessors and OEMs contemplated:
•Elimination of equity issuance obligations owed to lessors and OEMs totaling approximately US$557 million, in exchange for 94 million new preferred shares in a one-time issuance to be completed in the first quarter of 2025;
•Extinguishment of US$243.6 million aggregate principal amount of existing notes held by certain lessors and OEMs (the “2030 Lessor/OEM Notes”) in exchange for other commercial considerations;
•Exchange of the remaining 2030 Lessor/OEM Notes for new unsecured notes due in 2032 and an option to pay interest in kind; and
•Binding definitive agreements with lessors, OEMs and other suppliers, enhancing additional cash flow improvements of over US$300 million across 2025, 2026 and 2027.
By achieving these results, Azul was able to access the full gross proceeds of the Superpriority Notes, including the additional US$100 million that had been reserved upon satisfaction of certain conditions.
39.2.2.Restructuring and recapitalization of debt holders
39.2.2.1.Superpriority Notes
The Superiority Notes were issued on a private placement basis to a group of noteholders and holders of convertible debentures, as well as certain other existing noteholders, in the principal amount of US$525 million, with a variable rate and maturity in 2030, guaranteed by the Company, ALAB and substantially all of Azul’s other subsidiaries.
The Superpriority Notes are secured on a superpriority basis by a shared collateral package prior to payments on the New Exchange Notes and certain other debt and obligations of Azul pursuant to priorities established under an intercreditor agreement.
39.2.2.2.New Exchange Notes
In exchange for the existing notes subject to the Exchange Offer (“Existing Notes”), the subsidiary Azul Secured issued “New Notes” with the following terms:
(i)US$1,048,839 in principal amount of 11.9% Senior Secured First Out Notes due 2028 (“New 2028 Notes”)
(ii)US$238,015 in principal amount of 11.5% Senior Secured Second Out Notes due 2029 (“New 2029 Notes”), and
(iii)US$546,620 in principal amount of 10.9% Senior Secured Second Out Notes due 2030 (“New 2030 Notes”).
The New 2028 Notes are secured on a “first out” basis after payments on the Superpriority Notes but prior to payments on the New 2029 Notes or the New 2030 Notes, among other debt and other obligations, pursuant to priorities established under an intercreditor agreement.
In addition, Azul has today entered into supplemental indentures to amend the terms of the Existing Notes pursuant to its solicitation of consents to eliminate substantially all of the restrictive covenants, events of default and related provisions in the Existing Notes and to release the collateral securing the Existing Notes.
The restructuring and recapitalization with the bondholders contemplated:
•Initial financing: US$150 million funded in October 2024, which was fully repaid in January 2025;
•2030 Senior Notes: US$525 million principal amount, with interest on the principal amount can be paid in kind or in cash at Azul’s election; and
•Equitization into preferred shares (including represented by ADRs) of US$784.6 million of the new exchanged 2029 and 2030 notes (“New Exchange Notes”), as follows:
▪35.0% of the principal amount of the New Exchange Notes shall be equitized no later than April 30, 2025; and
▪12.5% of the principal amount of the New Exchange Notes shall be equitized upon completion of an equity offering that raises net proceeds of at least US$200 million.
The remaining 52.5% of the principal amount of the New Exchange Notes shall be exchanged no later than April 30, 2025, into new exchange with interest at a rate of 4.0% cash plus 6.0% PIK.
39.3Approval of the share capital increase limit
On February 4, 2025, the Board of Directors, approved the Company's capital increase, within the limit of the authorized capital provided for in Article 6 of the Company's Bylaws, through the private subscription of new preferred shares, in the amount of, at least, R$1,509,288 and, at most, R$6,132,393, with the issuance of at least 47,033,273 and a maximum of 191,101,066 preferred shares, all nominative and with no par value, at an issue price of R$32.0897878718 reais per preferred share, which was fixed without unjustified dilution for the current shareholders, based on negotiations between the Lessors/OEMs and the Company, independent and unrelated parties with different interests, taking into consideration, among other aspects, the criteria set out in items I and III of article 170, paragraph 1 of Law 6,404/1976 (“Capital Increase”).
Pre-emptive rights will be granted to holders of common and preferred shares issued by the Company, under the terms of article 171 of Law No. 6,404/1976, in accordance with the information provided in the Notice to Shareholders.
39.4Approval of the share capital increase limit subject to approval of the Bylaws
On February 20, 2025, the Board of Directors approved, subject to the approval of the change in the limit of the authorized capital at the Extraordinary General Meeting of February 25, 2025 (“EGM”), the Company's capital increase, within the limit of the authorized capital, under the new wording of article 6 of the Company's Bylaws submitted to the EGM, through the private subscription of new common shares and new preferred shares, to be issued in the current existing proportion, in the amount of, at least, R$72,000 and, at most, R$3,370,259, with the issuance of at least 1,200,000, and a maximum of 2,000,000 new common shares and 722,280 new preferred shares, all registered and with no par value, at an issue price of R$0.06 reais for the New Common Shares and R$4.50 reais for the New Preferred Shares.
The differences between the issue price of the New Common Shares and the New Preferred Shares arise exclusively from the ratio of 1:75 corresponding to the economic benefit attributed by the Bylaws to the preferred shares. Thus, all the Company's shareholders will be subscribing for shares at the same economically equivalent price.
39.5Execution of a Supplemental Shareholders' Agreement
In April 2025, the Company informed its shareholders and the market in general that, in order to detail the exercise of their rights under the Company's current Shareholder Agreement, entered into on September 1, 2017 and amended on March 3, 2021, in accordance with the provisions of the Shareholder Support Agreement, entered into on January 28, 2025, the shareholders Trip Participações S.A., Trip Investimentos Ltda., Rio Novo Locações Ltda., José Mario Caprioli dos Santos and David Gary Neeleman, and the Company, as an intervening party, executed, on April 8, 2025, a Supplemental Shareholders' Agreement, governed by the laws of Brazil, under the terms and for the purposes of article 118 of Law no. 6. 404, December 15, 1976.
The Supplemental Agreement details the rules for the appointment and election of members of the Company's Board of Directors among the Shareholders in the context of the Existing Agreements, and establishes rules for the holding of prior meetings of the Board of Directors.
The execution of the Supplemental Agreement does not result in the annulment and/or replacement of the Existing Agreements, to which those who may not have participated in its execution will adhere in due course.
39.6Primary Public Offering of Preferred Shares
In April 2025, the Company in accordance with the Brazilian Securities Commission (Comissão de Valores Mobiliários or the “CVM”) informed its shareholders and the market in general that, regarding the public offering for the primary distribution of preferred shares, all registered, book-entry and with no par value, free and clear of any encumbrances, issued by the Company, carried out in the Brazil, with efforts to place the shares abroad, the Board of Directors of the Company, approved and ratified the effective increase of the Company’s capital stock, through the issuance of 464,089,849 new shares, at the price per share, in the total amount of R$1,661,441.
In addition, one warrants for each one share subscribed for in the Offering will be attributed as an additional benefit and delivered to the subscribers of the shares, totalizing 13,517,180, considering that 450,572,669 of the warrants were voluntarily cancelled.
The Shares and the Warrants will begin trading on B3 S.A. – Brasil, Bolsa, Balcão on April 25, 2025, and the physical and financial settlement of the Shares on April 28, 2025, and the warrants will be credited to the subscribers’ custody accounts on April 29, 2025.
The Offer is part of the Company's restructuring process and aims not only to obtain new financial resources, contributing to improve its future capital structure and to increase liquidity with the resources from the Offer, but also to enable the mandatory equitization of part of the 11.5% coupon notes, maturing in 2029, and 10.9% coupon notes, maturing in 2030, which are guaranteed by the Company, among other companies in the Company's group, as applicable, issued by Azul Secured Finance, and held by certain investors. As previously disclosed, the equitization will be implemented through the mandatory exchange of part of the principal amount of the Notes for Shares (including in the form of ADRs) issued through the Offer.